Earnings Per Share - Summary of Basic and Diluted Earnings Per Share (Parenthetical) (Detail) - Dilutive potential shares from stock options [member] - $ / shares	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
Earnings per share [line items]
Outstanding options excluded from calculation of diluted earnings per share	2,198,642	2,351,072	3,140,711	2,131,821
Weighted-average exercise price	$ 132.66	$ 135.67	$ 131.39	$ 136.96